Risk information - Effect of credit risk mitigation (Details) - Credit risk - SEK (kr) kr in Billions	Dec. 31, 2020	Dec. 31, 2019
Risk information
Hedged exposures	kr 173.2	kr 165.6
Unhedged exposures	186.3	181.9
Gross exposure	359.5	347.5
Subject to the write-down requirement in IFRS 9
Risk information
Hedged exposures	173.2	165.6
Unhedged exposures	130.5	119.3
Gross exposure	303.7	284.9
Central governments
Risk information
Hedged exposures	157.1	148.7
Unhedged exposures - hedge issuer in same group as counterparty	0.1	0.1
Central governments | Subject to the write-down requirement in IFRS 9
Risk information
Hedged exposures	157.1	148.7
Central governments | Guarantee | Guarantees by the Swedish Export Credit Agency
Risk information
Hedged exposures	146.6	135.1
Central governments | Guarantee | Guarantees by the Swedish Export Credit Agency | Subject to the write-down requirement in IFRS 9
Risk information
Hedged exposures	146.6	135.1
Central governments | Guarantee | Guarantees by other export credit agencies
Risk information
Hedged exposures	7.5	10.4
Central governments | Guarantee | Guarantees by other export credit agencies | Subject to the write-down requirement in IFRS 9
Risk information
Hedged exposures	7.5	10.4
Central governments | Guarantee | Other guarantees
Risk information
Hedged exposures	3.0	3.2
Central governments | Guarantee | Other guarantees | Subject to the write-down requirement in IFRS 9
Risk information
Hedged exposures	3.0	3.2
Regional governments
Risk information
Hedged exposures	4.3	5.8
Regional governments | Subject to the write-down requirement in IFRS 9
Risk information
Hedged exposures	4.3	5.8
Multilateral development banks
Risk information
Hedged exposures	0.4	0.3
Multilateral development banks | Subject to the write-down requirement in IFRS 9
Risk information
Hedged exposures	0.4	0.3
Financial institutions
Risk information
Hedged exposures	7.9	7.7
Unhedged exposures - hedge issuer in same group as counterparty	0.6	4.2
Financial institutions | Subject to the write-down requirement in IFRS 9
Risk information
Hedged exposures	7.9	7.7
Financial institutions | Guarantee
Risk information
Hedged exposures	7.9	7.7
Financial institutions | Guarantee | Subject to the write-down requirement in IFRS 9
Risk information
Hedged exposures	7.9	7.7
Corporates
Risk information
Hedged exposures	3.5	3.1
Unhedged exposures - hedge issuer in same group as counterparty	26.1	23.5
Corporates | Subject to the write-down requirement in IFRS 9
Risk information
Hedged exposures	3.5	3.1
Corporates | Credit insurance from insurance companies
Risk information
Hedged exposures	0.6	1.6
Corporates | Credit insurance from insurance companies | Subject to the write-down requirement in IFRS 9
Risk information
Hedged exposures	0.6	1.6
Corporates | Guarantee | Other guarantees
Risk information
Hedged exposures	2.9	1.5
Corporates | Guarantee | Other guarantees | Subject to the write-down requirement in IFRS 9
Risk information
Hedged exposures	2.9	1.5
Central governments
Risk information
Hedged exposures	56.8	51.3
Unhedged exposures	28.1	12.6
Gross exposure	84.9	63.9
Central governments | Central governments
Risk information
Hedged exposures	56.8	51.3
Central governments | Central governments | Guarantee | Guarantees by the Swedish Export Credit Agency
Risk information
Hedged exposures	56.1	50.4
Central governments | Central governments | Guarantee | Guarantees by other export credit agencies
Risk information
Hedged exposures	0.7	0.9
Central governments | Financial institutions
Risk information
Hedged exposures	0.0	0.0
Central governments | Financial institutions | Guarantee
Risk information
Hedged exposures	0.0	0.0
Regional governments
Risk information
Hedged exposures	1.4	1.7
Unhedged exposures	7.9	10.6
Gross exposure	9.3	12.3
Regional governments | Central governments
Risk information
Hedged exposures	1.4	1.7
Regional governments | Central governments | Guarantee | Guarantees by the Swedish Export Credit Agency
Risk information
Hedged exposures	1.4	1.7
Multilateral development banks
Risk information
Unhedged exposures	3.1	2.8
Gross exposure	3.1	2.8
Public sector entity
Risk information
Unhedged exposures	4.3	4.0
Gross exposure	4.3	4.0
Financial institutions
Risk information
Hedged exposures	4.0	5.1
Unhedged exposures	23.0	38.1
Gross exposure	27.0	43.2
Financial institutions | Central governments
Risk information
Hedged exposures		0.0
Financial institutions | Central governments | Guarantee | Guarantees by the Swedish Export Credit Agency
Risk information
Hedged exposures		0.0
Financial institutions | Regional governments
Risk information
Hedged exposures	4.0	5.1
Financial institutions | Financial institutions
Risk information
Hedged exposures		0.0
Financial institutions | Financial institutions | Guarantee
Risk information
Hedged exposures		0.0
Corporates
Risk information
Hedged exposures	111.0	107.5
Unhedged exposures	119.9	113.8
Gross exposure	230.9	221.3
Corporates | Central governments
Risk information
Hedged exposures	98.9	95.7
Corporates | Central governments | Guarantee | Guarantees by the Swedish Export Credit Agency
Risk information
Hedged exposures	89.1	83.0
Corporates | Central governments | Guarantee | Guarantees by other export credit agencies
Risk information
Hedged exposures	6.8	9.5
Corporates | Central governments | Guarantee | Other guarantees
Risk information
Hedged exposures	3.0	3.2
Corporates | Regional governments
Risk information
Hedged exposures	0.3	0.7
Corporates | Multilateral development banks
Risk information
Hedged exposures	0.4	0.3
Corporates | Financial institutions
Risk information
Hedged exposures	7.9	7.7
Corporates | Financial institutions | Guarantee
Risk information
Hedged exposures	7.9	7.7
Corporates | Corporates
Risk information
Hedged exposures	3.5	3.1
Corporates | Corporates | Credit insurance from insurance companies
Risk information
Hedged exposures	0.6	1.6
Corporates | Corporates | Guarantee | Other guarantees
Risk information
Hedged exposures	kr 2.9	kr 1.5